UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  2130 Pacwest Center
          1211 SW Fifth Avenue
          Portland, OR  97204-3721

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert D. McIver
Title:  President
Phone:  (503) 274-2044

Signature, Place, and Date of Signing:

     /s/ ROBERT D. MCIVER                         November 7, 2007
     -----------------------------         -----------------------------
         Robert D. McIver                           Portland, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     123
                                        ----------------
Form 13F Information Table Value Total:     $3,119,416
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                       Jensen Investment Management, Inc.
                               September 30, 2007

ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                 Voting
                                        of                    Market        of           Investment   Other        Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers     Over
                                                              (thousands)                                          (Shares)
--------------                          ------   ---------    -----------   ----------   ----------   --------    ------------
3M Co                                   Common   88579Y101        159,932    1,709,043         Sole       NONE       1,709,043
Abbott Labs Com                         Common   002824100        141,846    2,645,395         Sole       NONE       2,645,395
Adobe Systems Inc                       Common   00724F101          2,199       50,372         Sole       NONE          50,372
Alliant Techsystems Inc                 Common   018804104            124        1,140         Sole       NONE           1,140
Alltel Corp                             Common   020039103            237        3,400         Sole       NONE           3,400
Altria Group                            Common   02209S103             47          680         Sole       NONE             680
American Electric Power Co              Common   025537101             23          500         Sole       NONE             500
American Standard Cos Inc               Common   029712106            127        3,560         Sole       NONE           3,560
Amgen Inc                               Common   031162100             23          400         Sole       NONE             400
Automatic Data Processing               Common   053015103        132,452    2,883,788         Sole       NONE       2,883,788
Autozone Inc                            Common   053332102             60          520         Sole       NONE             520
Avery Dennison Corp                     Common   053611109            127        2,220         Sole       NONE           2,220
Avon Products Inc                       Common   054303102             54        1,440         Sole       NONE           1,440
BB&T Corp                               Common   054937107            124        3,060         Sole       NONE           3,060
BMC Software                            Common   055921100              2           75         Sole       NONE              75
Bank of America                         Common   060505104            125        2,480         Sole       NONE           2,480
Bed Bath & Beyond Inc                   Common   075896100         73,755    2,161,650         Sole       NONE       2,161,650
Block H & R Inc                         Common   093671105             41        1,952         Sole       NONE           1,952
Boeing Co                               Common   097023105             16          155         Sole       NONE             155
Bristol Myers Squibb Co Com             Common   110122108            976       33,860         Sole       NONE          33,860
Brown Forman Corp Cl B                  Common   115637209            105        1,400         Sole       NONE           1,400
CDW Corp.                               Common   12512N105         91,788    1,052,610         Sole       NONE       1,052,610
Cardinal Health Inc                     Common   14149Y108            123        1,960         Sole       NONE           1,960
Cintas Corp                             Common   172908105             48        1,300         Sole       NONE           1,300
Citigroup Inc                           Common   172967101            125        2,680         Sole       NONE           2,680
City National Corp                      Common   178566105            124        1,780         Sole       NONE           1,780
Clorox Co                               Common   189054109         59,204      970,710         Sole       NONE         970,710
Coca-Cola Co                            Common   191216100         71,205    1,238,992         Sole       NONE       1,238,992
Colgate-Palmolive Co                    Common   194162103        131,290    1,840,860         Sole       NONE       1,840,860
Consolidated Edison Inc                 Common   209115104            221        4,765         Sole       NONE           4,765
Costco Wholesale Corp                   Common   22160K105              6          100         Sole       NONE             100
Cullen/Frost Bankers Inc                Common   229899109            126        2,520         Sole       NONE           2,520
DNP Select Income Fd Inc                Common   23325P104             54        5,000         Sole       NONE           5,000
Danaher Corp                            Common   235851102         74,154      896,550         Sole       NONE         896,550
Dell, Inc                               Common   24702R101            122        4,420         Sole       NONE           4,420
Dionex Corp                             Common   254546104          3,570       44,927         Sole       NONE          44,927
Ecolab, Inc.                            Common   278865100         98,397    2,084,675         Sole       NONE       2,084,675
Emerson Electric Co                     Common   291011104        177,592    3,336,943         Sole       NONE       3,336,943
Equifax Inc                             Common   294429105        116,861    3,065,610         Sole       NONE       3,065,610
Ethan Allen Interior                    Common   297602104             48        1,460         Sole       NONE           1,460
Exxon Mobil Corp                        Common   30231G102            327        3,532         Sole       NONE           3,532
Family Dollar Stores                    Common   307000109             50        1,880         Sole       NONE           1,880
Fidelity National Information Svcs Inc  Common   31620M106            338        7,625         Sole       NONE           7,625
Gartner                                 Common   366651107             51        2,080         Sole       NONE           2,080
General Electric Co                     Common   369604103        175,037    4,227,956         Sole       NONE       4,227,956
Genuine Parts Co                        Common   372460105            428        8,554         Sole       NONE           8,554
Glaxosmithkline PLC Spons ADR           Common   37733W105            227        4,275         Sole       NONE           4,275
HNI Corp                                Common   404251100            122        3,400         Sole       NONE           3,400

ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                 Voting
                                        of                    Market        of           Investment   Other        Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers     Over
                                                              (thousands)                                          (Shares)
--------------                          ------   ---------    -----------   ----------   ----------   --------    ------------
Hanesbrands Inc                         Common   410345102              8          300         Sole       NONE             300
Harley Davidson                         Common   412822108             47        1,020         Sole       NONE           1,020
Heinz H J Co                            Common   423074103            324        7,005         Sole       NONE           7,005
Hershey CO (THE)                        Common   427866108             48        1,040         Sole       NONE           1,040
Home Depot Inc                          Common   437076102             47        1,460         Sole       NONE           1,460
ITT Educational Svcs                    Common   45068B109             44          360         Sole       NONE             360
ITT Industries Inc                      Common   450911102             50          740         Sole       NONE             740
Intel Corp                              Common   458140100            677       26,175         Sole       NONE          26,175
International Business Machines Corp    Common   459200101            446        3,784         Sole       NONE           3,784
Intl Bancshares                         Common   459044103            121        5,560         Sole       NONE           5,560
Jack in the Box                         Common   466367109             51          780         Sole       NONE             780
Johnson & Johnson                       Common   478160104        137,860    2,098,333         Sole       NONE       2,098,333
Kellogg Co                              Common   487836108             71        1,260         Sole       NONE           1,260
Kimberly Clark Corp                     Common   494368103             46          660         Sole       NONE             660
Kroger Co                               Common   501044101            127        4,440         Sole       NONE           4,440
Landstar System Inc                     Common   515098101            125        2,980         Sole       NONE           2,980
Lee Enterprises Inc                     Common   523768109              7          450         Sole       NONE             450
Lexmark Intl Inc                        Common   529771107            136        3,280         Sole       NONE           3,280
Lincare Hldgs                           Common   532791100            127        3,460         Sole       NONE           3,460
MTR Gaming Group                        Common   553769100              7          750         Sole       NONE             750
McDonald's Corp                         Common   580135101            236        4,339         Sole       NONE           4,339
McGraw Hill Companies                   Common   580645109        110,578    2,172,025         Sole       NONE       2,172,025
Medtronic Inc                           Common   585055106        140,012    2,482,035         Sole       NONE       2,482,035
Merck & Company                         Common   589331107             72        1,400         Sole       NONE           1,400
Microsoft Corp Com                      Common   594918104        119,650    4,061,451         Sole       NONE       4,061,451
Morgan Stanley                          Common   617446448            127        2,020         Sole       NONE           2,020
Mylan Laboratories Inc.                 Common   628530107            124        7,762         Sole       NONE           7,762
NVR Inc                                 Common   62944T105            122          260         Sole       NONE             260
Nestle SA ADR                           Common   641069406            672        6,000         Sole       NONE           6,000
Nike Inc Cl B                           Common   654106103            474        8,072         Sole       NONE           8,072
Nordson Corp                            Common   655663102            193        3,850         Sole       NONE           3,850
Omnicom Group Inc                       Common   681919106        133,443    2,774,860         Sole       NONE       2,774,860
Oracle Corp                             Common   68389X105             22        1,000         Sole       NONE           1,000
PPG Industries                          Common   693506107            125        1,660         Sole       NONE           1,660
Park National Corp                      Common   700658107            122        1,400         Sole       NONE           1,400
Patterson Companies                     Common   703395103         68,123    1,764,400         Sole       NONE       1,764,400
Paychex Inc                             Common   704326107         88,063    2,147,880         Sole       NONE       2,147,880
Pepsico Inc                             Common   713448108        125,545    1,713,687         Sole       NONE       1,713,687
Perini                                  Common   713839108             49          880         Sole       NONE             880
Pfizer Inc Com                          Common   717081103            935       38,264         Sole       NONE          38,264
Phoenix Cos Inc New Com                 Common   71902E109              2          166         Sole       NONE             166
Pitney Bowes Inc                        Common   724479100             48        1,060         Sole       NONE           1,060
Procter & Gamble Co                     Common   742718109        167,590    2,382,574         Sole       NONE       2,382,574
Qualcomm Inc                            Common   747525103            128        3,040         Sole       NONE           3,040
Reliance Steel And Aluminum Co          Common   759509102             57        1,000         Sole       NONE           1,000
Rent-A-Center                           Common   76009N100             51        2,840         Sole       NONE           2,840
Ross Stores Inc                         Common   778296103             49        1,900         Sole       NONE           1,900
Sara Lee Corp                           Common   803111103             40        2,400         Sole       NONE           2,400
Schlumberger Ltd                        Common   806857108             84          800         Sole       NONE             800
Silgan Holdings Inc                     Common   827048109            128        2,380         Sole       NONE           2,380

ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                 Voting
                                        of                    Market        of           Investment   Other        Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers     Over
                                                              (thousands)                                          (Shares)
--------------                          ------   ---------    -----------   ----------   ----------   --------    ------------
Sonic                                   Common   835451105             50        2,120         Sole       NONE           2,120
Stanley Works                           Common   854616109             48          860         Sole       NONE             860
Starbucks Corp                          Common   855244109              7          250         Sole       NONE             250
Stryker Corp                            Common   863667101        167,788    2,440,203         Sole       NONE       2,440,203
Synovus Financial Cp                    Common   87161C105            126        4,480         Sole       NONE           4,480
Sysco Corp                              Common   871829107        102,694    2,885,479         Sole       NONE       2,885,479
T Rowe Price Group Inc                  Common   74144T108        119,042    2,137,590         Sole       NONE       2,137,590
TCF Fin'l                               Common   872275102             51        1,940         Sole       NONE           1,940
TJX Companies Inc                       Common   872540109             46        1,580         Sole       NONE           1,580
US Bancorp Del Com New                  Common   902973304            186        5,711         Sole       NONE           5,711
UST Inc                                 Common   902911106            127        2,560         Sole       NONE           2,560
United Parcel Svc Cl B                  Common   911312106            145        1,930         Sole       NONE           1,930
Verizon Communications                  Common   92343V104             47        1,060         Sole       NONE           1,060
Vodafone Group Adr                      Common   92857W209             69        1,890         Sole       NONE           1,890
WD 40 Co                                Common   929236107            132        3,873         Sole       NONE           3,873
Wal Mart Stores Inc                     Common   931142103             48        1,100         Sole       NONE           1,100
Walgreen Company                        Common   931422109            532       11,260         Sole       NONE          11,260
Wells Fargo & Co                        Common   949746101        115,283    3,236,481         Sole       NONE       3,236,481
Westamerica Bancorporation              Common   957090103             56        1,120         Sole       NONE           1,120
Weyerhaeuser Co                         Common   962166104            124        1,713         Sole       NONE           1,713
Wilmington Trust Corp                   Common   971807102            501       12,880         Sole       NONE          12,880
Windstream                              Common   97381W104             50        3,514         Sole       NONE           3,514
Wrigley Wm Jr Co                        Common   982526105            122        1,900         Sole       NONE           1,900
Wyeth                                   Common   983024100            293        6,588         Sole       NONE           6,588
Zebra Technologies                      Common   989207105            581       15,933         Sole       NONE          15,933
                                                              -------------------------

                                                                3,119,416   60,863,511
                                                              =========================